Remuneration System for the Management Board and Employees of the Group - Morphosys Us Inc.- Long-Term Cash Incentive Plan (CLTI Plan) - Additional Information (Detail) - EUR (€)		12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance shares allocated percentage		100.00%
Share based payment expense		€ 8,955,000	€ 6,654,000	€ 5,585,000
Other Provisions		€ 0	€ 323,000
2020 long term cash incentive plan [Member ]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement		If the predefined performance criteria for the respective period are fully met, 33.3% of the performance shares become vested in each year. The amount of compensation vested per year is calculated based on the key performance criteria of the performance of MorphoSys US Inc. and the share price performance of MorphoSys AG during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 50% of the defined performance criteria are met in any one year, no award will be granted for that year.
Number of performance shares allocated percentage		100.00%
Performance criteria fulfillment percentage	125.00%
Percentage of perfomance shares vested	33.30%
Expense from cash-settled share-based payment transactions		€ 800,000
Share based payment expense		325,513
Other Provisions		€ 300,000